Cash flow statement (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash Flow Statement [Abstract]
Profit before taxation	R 214,883	R 148,253	R 289,411
Adjustments	279,727	197,023	33,779
(Profit)/loss on disposal of property, plant and equipment and intangible assets (note 22)	(1,264)	262	208
Depreciation	151,945	98,508	75,037
Amortization	63,926	44,734	47,586
Impairment of intangible assets	2,687	3,166	2,871
Impairment/(reversal of impairment) of property, plant and equipment	9	(791)	1,905
Finance income	(8,951)	(14,592)	(8,126)
Finance costs	3,947	5,677	1,837
Equity-settled share-based payments	9,000	2,247	7,838
Cash-settled share-based payments	1,352	0	(2,018)
Foreign exchange losses/(gains)	5,073	(1,476)	(144,038)
Impairment of receivables	24,143	17,713	14,735
Write-down of inventory to net realizable value	9,294	9,967	5,317
Increase in provisions	18,950	31,821	29,731
Lease straight-line adjustment	(384)	(213)	(174)
Finance lease fair value adjustment	0	0	1,070
Cash generated from operations before working capital changes	494,610	345,276	323,190
Changes in working capital	(81,585)	31,839	(29,382)
(Increase)/decrease in inventories	(39,858)	28,073	(30,872)
(Increase)/decrease in trade and other receivables	(49,601)	17,404	(46,297)
Decrease in finance lease receivable	165	1,009	4,655
Increase in trade and other payables	8,519	21,993	46,712
Decrease in provisions	(26,709)	(32,854)	(24,669)
Foreign currency translation differences on working capital	25,899	(3,786)	21,089
Cash generated from operations	R 413,025	R 377,115	R 293,808